UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08558
Investment Company Act File Number

Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

November 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
Aerospace & Defense — 1.0%
Alliant Techsystems, Inc.(1)(2)	20,110	$1,723,829

		$1,723,829

Auto Components — 2.1%
Lear Corp.(1)(2)	39,958	$2,516,955
Wonder Auto Technology, Inc.(1)(2)	92,496	1,102,552

		$3,619,507

Biotechnology — 0.9%
Cephalon, Inc.(1)(2)	29,250	$1,607,287
Genzyme Corp.(1)	91	4,614

		$1,611,901

Building Products — 3.0%
Lennox International, Inc.(2)	18,640	$691,917
Owens Corning, Inc.(1)(2)	187,860	4,439,132

		$5,131,049

Capital Markets — 0.1%
Artio Global Investors, Inc.(1)	7,452	$170,651

		$170,651

Chemicals — 0.8%
Celanese Corp., Class A	48,450	$1,441,872

		$1,441,872

Commercial Banks — 2.7%
Wells Fargo & Co.	166,460	$4,667,538

		$4,667,538

Commercial Services & Supplies — 0.9%
Copart, Inc.(1)(2)	46,640	$1,512,069

		$1,512,069

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.(1)(2)	202,570	$1,436,221

		$1,436,221

Computers & Peripherals — 0.5%
3PAR, Inc.(1)(2)	84,370	$864,793

		$864,793

Consumer Finance — 4.5%
American Express Co.	60,177	$2,517,204
Capital One Financial Corp.(2)	41,130	1,577,747
Discover Financial Services	231,998	3,586,689

		$7,681,640

Diversified Consumer Services — 1.6%
Corinthian Colleges, Inc.(1)(2)	55,457	$821,873
H&R Block, Inc.(2)	95,070	1,929,921

		$2,751,794

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	36,380	$1,545,786
Moody’s Corp.(2)	35,650	828,150

		$2,373,936

Security	Shares	Value
Electrical Equipment — 1.0%
GrafTech International, Ltd.(1)	111,430	$1,639,135

		$1,639,135

Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.(1)(2)	3,650	$221,884

		$221,884

Energy Equipment & Services — 0.7%
Nabors Industries, Ltd.(1)(2)	58,436	$1,206,703

		$1,206,703

Food & Staples Retailing — 2.1%
Shoppers Drug Mart Corp.	87,750	$3,593,476

		$3,593,476

Health Care Equipment & Supplies — 0.5%
Masimo Corp.(1)(2)	31,868	$840,040

		$840,040

Health Care Providers & Services — 1.9%
Express Scripts, Inc.(1)(2)	15,285	$1,311,453
Health Management Associates, Inc., Class A(1)(2)	25,320	155,212
Laboratory Corp. of America Holdings(1)(2)	11,420	833,203
Quest Diagnostics, Inc.(2)	16,450	953,113

		$3,252,981

Hotels, Restaurants & Leisure — 2.6%
Bally Technologies, Inc.(1)(2)	43,743	$1,816,647
McDonald’s Corp.	27,420	1,734,315
Scientific Games Corp., Class A(1)(2)	69,220	979,463

		$4,530,425

Household Durables — 3.5%
Tempur-Pedic International, Inc.(1)(2)	141,100	$3,040,705
Whirlpool Corp.(2)	39,196	2,906,775

		$5,947,480

Household Products — 1.6%
Church & Dwight Co., Inc.(2)	47,530	$2,806,171

		$2,806,171

Insurance — 2.8%
Allied World Assurance Holdings, Ltd.(2)	91,901	$4,391,949
Fairfax Financial Holdings, Ltd.	1,182	418,428

		$4,810,377

Internet & Catalog Retail — 3.5%
Netflix, Inc.(1)(2)	37,271	$2,185,199
Priceline.com, Inc.(1)(2)	18,072	3,869,576

		$6,054,775

Internet Software & Services — 1.0%
Yahoo! Inc.(1)	109,690	$1,642,059

		$1,642,059

IT Services — 6.3%
Accenture PLC, Class A	56,759	$2,329,389
Alliance Data Systems Corp.(1)(2)	59,510	3,629,515
MasterCard, Inc., Class A(2)	13,430	3,234,750
Western Union Co.(2)	88,580	1,634,301

		$10,827,955

Security	Shares	Value
Machinery — 1.1%
Duoyuan Printing, Inc.(1)(2)	32,821	$221,542
Illinois Tool Works, Inc.(2)	27,971	1,360,510
PACCAR, Inc.(2)	8,680	321,854

		$1,903,906

Media — 5.9%
DIRECTV(1)(2)	172,882	$5,468,249
Lamar Advertising Co., Class A(1)(2)	29,250	809,640
Liberty Starz, Series A(1)	17,285	827,106
McGraw-Hill Cos., Inc. (The)(2)	104,210	3,122,132

		$10,227,127

Metals & Mining — 2.2%
Barrick Gold Corp.(2)	90,500	$3,863,445

		$3,863,445

Multiline Retail — 0.9%
Big Lots, Inc.(1)(2)	68,741	$1,585,167

		$1,585,167

Oil, Gas & Consumable Fuels — 6.7%
Apache Corp.	26,142	$2,490,810
Brigham Exploration Co.(1)(2)	81,163	847,342
Massey Energy Co.(2)	105,120	3,958,819
Newfield Exploration Co.(1)(2)	19,560	826,997
SandRidge Energy, Inc.(1)(2)	183,565	1,721,840
Uranium One, Inc.(1)	577,290	1,651,900

		$11,497,708

Paper & Forest Products — 2.0%
Schweitzer-Mauduit International, Inc.(2)	55,237	$3,400,390

		$3,400,390

Personal Products — 1.5%
Avon Products, Inc.(2)	67,729	$2,319,718
Revlon, Inc., Class A(1)(2)	9,526	172,421

		$2,492,139

Pharmaceuticals — 3.7%
Biovail Corp.	126,154	$1,820,402
King Pharmaceuticals, Inc.(1)(2)	247,370	2,926,387
Perrigo Co.(2)	42,140	1,691,500

		$6,438,289

Professional Services — 0.4%
Verisk Analytics, Inc., Class A(1)	26,917	$724,336

		$724,336

Semiconductors & Semiconductor Equipment — 3.7%
Atheros Communications, Inc.(1)(2)	63,990	$1,821,795
Cirrus Logic, Inc.(1)(2)	164,180	891,497
Cree, Inc.(1)(2)	500	23,915
Tessera Technologies, Inc.(1)(2)	154,465	3,656,187

		$6,393,394

Software — 1.8%
Check Point Software Technologies, Ltd.(1)(2)	97,350	$3,075,287

		$3,075,287

Specialty Retail — 4.7%
Advance Auto Parts, Inc.(2)	77,486	$3,045,200
GameStop Corp., Class A(1)(2)	204,857	5,000,559

		$8,045,759

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 4.2%
Gildan Activewear, Inc.(1)	167,350	$3,228,182
Hanesbrands, Inc.(1)(2)	163,236	3,919,296

		$7,147,478

Wireless Telecommunication Services — 7.8%
Crown Castle International Corp.(1)(2)	163,900	$6,013,491
NII Holdings, Inc.(1)	193,233	5,758,344
Rogers Communications, Inc., Class B	54,840	1,659,458

		$13,431,293

Total Common Stocks (identified cost $125,779,687)		$162,585,979

Investment Funds — 1.0%

Security	Shares	Value
Capital Markets — 1.0%
iShares Russell 2000 Index Fund(2)	100	$5,810
Market Vectors Gold Miners ETF(1)	33,000	1,686,630
SPDR Trust, Series 1(2)	100	10,988

Total Investment Funds (identified cost $1,752,523)		$1,703,428

Short-Term Investments — 31.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$7,693	$7,692,512
Eaton Vance Cash Collateral Fund, LLC, 0.16%(3)(4)	46,944	46,944,487

Total Short-Term Investments (identified cost $54,636,999)		$54,636,999

Total Investments — 127.3% (identified cost $182,169,209)		$218,926,406

Other Assets, Less Liabilities — (27.3)%		$(46,912,473)

Net Assets — 100.0%		$172,013,933

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at November 30, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2009. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2009 were $27,681 and $0, respectively.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At November 30, 2009, the Portfolio loaned securities having a market value of $45,468,952 and received $46,944,487 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$187,902,146

Gross unrealized appreciation	$32,766,591
Gross unrealized depreciation	(1,742,331)

Net unrealized appreciation	$31,024,260

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$49,909,512	$—	$—	$49,909,512
Consumer Staples	8,891,787	—	—	8,891,787
Energy	12,704,411	—	—	12,704,411
Financials	19,704,142	—	—	19,704,142
Health Care	12,143,211	—	—	12,143,211
Industrials	12,634,324	—	—	12,634,324
Information Technology	24,461,592	—	—	24,461,592
Materials	8,705,707	—	—	8,705,707
Telecommunication Services	13,431,293	—	—	13,431,293

Total Common Stocks	$162,585,979	$—	$—	$162,585,979
Investment Funds	1,703,428	—	—	1,703,428
Short-Term Investments	54,636,999	—	—	54,636,999

Total Investments	$218,926,406	$—	$—	$218,926,406

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	January 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 25, 2010